Segment Information - Revenue from External Customers by Geographic Areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	¥ 3,128,877	$ 453,644	¥ 4,326,600	¥ 3,324,712
Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	2,300,520		3,316,019	2,595,596
Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	591,936		869,723	564,241
Other Countries
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	236,421		140,858	164,875
Wealth Management
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	2,210,439		3,211,973	2,379,456
Wealth Management | Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	1,548,395		2,479,576	1,787,611
Wealth Management | Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	508,907		629,587	452,810
Wealth Management | Other Countries
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	153,137		102,810	139,035
Asset Management Business
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	839,098		1,046,387	880,014
Asset Management Business | Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	672,785		768,203	742,743
Asset Management Business | Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	83,029		240,136	111,431
Asset Management Business | Other Countries
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	83,284		38,048	25,840
Other Businesses
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	79,340		68,240	65,242
Other Businesses | Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	¥ 79,340		¥ 68,240	¥ 65,242